Quarterly Report
July 31, 2022
MFS®  Lifetime®  2020 Fund
ML2-Q1

Portfolio of Investments
7/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 70.5%
MFS Emerging Markets Debt Fund - Class R6	229,577	$2,690,646
MFS Emerging Markets Debt Local Currency Fund - Class R6	511,071	2,662,680
MFS Global Opportunistic Bond Fund - Class R6	2,313,292	18,760,801
MFS Government Securities Fund - Class R6	2,879,056	26,775,220
MFS High Income Fund - Class R6	1,783,063	5,420,512
MFS Inflation-Adjusted Bond Fund - Class R6	2,581,755	27,030,974
MFS Limited Maturity Fund - Class R6	9,222,935	53,124,103
MFS Total Return Bond Fund - Class R6	5,381,998	53,658,518
		$190,123,454
International Stock Funds – 5.0%
MFS Blended Research International Equity Fund - Class R6	604,513	$6,740,317
MFS International Growth Fund - Class R6	36,747	1,362,968
MFS International Intrinsic Value Fund - Class R6	32,342	1,379,379
MFS Research International Fund - Class R6	200,747	4,079,186
		$13,561,850
Specialty Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	985,291	$5,241,744
MFS Global Real Estate Fund - Class R6	290,836	5,499,712
		$10,741,456
U.S. Stock Funds – 20.4%
MFS Blended Research Core Equity Fund - Class R6	184,299	$5,490,281
MFS Blended Research Growth Equity Fund - Class R6	339,196	5,552,636
MFS Blended Research Mid Cap Equity Fund - Class R6	675,518	8,221,054
MFS Blended Research Small Cap Equity Fund - Class R6	189,683	2,737,126
MFS Blended Research Value Equity Fund - Class R6	374,161	5,432,814
MFS Growth Fund - Class R6	36,256	5,552,949
MFS Mid Cap Growth Fund - Class R6	160,139	4,158,822
MFS Mid Cap Value Fund - Class R6	136,791	4,096,887
MFS New Discovery Fund - Class R6	50,264	1,371,192
MFS New Discovery Value Fund - Class R6	74,647	1,364,546
MFS Research Fund - Class R6	104,417	5,509,019
MFS Value Fund - Class R6	109,496	5,445,258
		$54,932,584
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 1.72% (v)	171,535	$171,535
Total Investment Companies		$269,530,879

Other Assets, Less Liabilities – 0.0%		36,454
Net Assets – 100.0%		$269,567,333
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $269,530,879.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$269,530,879	$—	$—	$269,530,879
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$5,528,518	$114,967	$190,447	$(17,378)	$54,621	$5,490,281
MFS Blended Research Growth Equity Fund	5,430,927	227,652	167,453	(33,095)	94,605	5,552,636
MFS Blended Research International Equity Fund	7,014,284	182,078	204,561	5,754	(257,238)	6,740,317
MFS Blended Research Mid Cap Equity Fund	8,309,693	195,392	302,842	(20,254)	39,065	8,221,054
MFS Blended Research Small Cap Equity Fund	2,726,517	86,186	92,716	(8,378)	25,517	2,737,126
MFS Blended Research Value Equity Fund	5,575,003	79,134	238,252	29,662	(12,733)	5,432,814
MFS Commodity Strategy Fund	5,777,974	254,112	525,013	84,521	(349,850)	5,241,744
MFS Emerging Markets Debt Fund	2,832,906	98,743	79,943	(6,618)	(154,442)	2,690,646
MFS Emerging Markets Debt Local Currency Fund	2,794,473	113,445	119,196	(24,596)	(101,446)	2,662,680
MFS Global Opportunistic Bond Fund	19,934,430	369,225	1,278,722	(229,131)	(35,001)	18,760,801
MFS Global Real Estate Fund	5,557,150	355,855	95,780	(5,178)	(312,335)	5,499,712
MFS Government Securities Fund	28,393,657	527,599	2,313,481	(229,029)	396,474	26,775,220
MFS Growth Fund	5,417,962	233,487	178,189	(20,863)	100,552	5,552,949
MFS High Income Fund	5,698,234	163,858	346,470	(31,849)	(63,261)	5,420,512
MFS Inflation-Adjusted Bond Fund	28,463,795	629,977	1,645,459	(38,036)	(379,303)	27,030,974
MFS Institutional Money Market Portfolio	246,227	1,913,985	1,988,670	(24)	17	171,535
MFS International Growth Fund	1,405,927	21,352	41,367	(464)	(22,480)	1,362,968
MFS International Intrinsic Value Fund	1,401,403	42,655	44,507	(9,073)	(11,099)	1,379,379
MFS Limited Maturity Fund	57,329,791	856,884	4,742,391	(221,368)	(98,813)	53,124,103
MFS Mid Cap Growth Fund	4,065,327	167,850	166,768	(20,881)	113,294	4,158,822
MFS Mid Cap Value Fund	4,169,908	101,045	189,042	83,934	(68,958)	4,096,887
MFS New Discovery Fund	1,357,947	49,854	36,764	(12,493)	12,648	1,371,192
MFS New Discovery Value Fund	1,386,178	77,807	68,084	6,955	(38,310)	1,364,546
MFS Research Fund	5,507,078	106,028	198,696	(834)	95,443	5,509,019
MFS Research International Fund	4,193,776	69,082	129,499	1,075	(55,248)	4,079,186
MFS Total Return Bond Fund	56,632,506	1,157,607	3,942,070	(377,831)	188,306	53,658,518
MFS Value Fund	5,558,245	104,259	263,140	96,059	(50,165)	5,445,258
	$282,709,836	$8,300,118	$19,589,522	$(999,413)	$(890,140)	$269,530,879
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	34,877	—
MFS Emerging Markets Debt Local Currency Fund	38,414	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Global Opportunistic Bond Fund	$95,374	$—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	116,411	—
MFS Growth Fund	—	—
MFS High Income Fund	69,086	—
MFS Inflation-Adjusted Bond Fund	414,901	—
MFS Institutional Money Market Portfolio	542	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS Limited Maturity Fund	244,958	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	19,312	29,746
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	377,056	—
MFS Value Fund	27,424	—
	$1,438,355	$29,746
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
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